UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

                    For the monthly distribution period from
                         June 28, 2007 to July 16, 2007


Commission File Number of issuing entity:  333-132001-02

                            GS AUTO LOAN TRUST 2007-1
-------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-132001

                   GOLDMAN SACHS ASSET BACKED SECURITIES CORP.
-------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


                         GOLDMAN SACHS MORTGAGE COMPANY
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    DELAWARE
                                  ------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)

                                   51-6589574
                            -------------------------
                      (I.R.S. Employer Identification No.)

85 Broad Street
New York, New York                                                10004
--------------------------------------                          ----------
(Address of principal executive offices                          Zip Code
of the issuing entity)

                                 (212) 902-1000
                                 --------------
                     (Telephone number, including area code)

                                       N/A
                                   ----------
           (Former name, former address, if changed since last report)

                  Registered/reporting pursuant to (check one)
              Section 12(b)   Section 12(g)   Section 15(d)   Name of Exchange
                                                             (if Section 12(b))
Title of class
  A-1 Notes       [   ]           [   ]           [ x ]            [   ]
  A-2 Notes       [   ]           [   ]           [ x ]            [   ]
  A-3 Notes       [   ]           [   ]           [ x ]            [   ]
  A-4 Notes       [   ]           [   ]           [ x ]            [   ]
  B Notes         [   ]           [   ]           [ x ]            [   ]
  C Notes         [   ]           [   ]           [ x ]            [   ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

         On July 16, 2007 a distribution was made to Noteholders of GS Auto Loan Trust 2007-1.

         The distribution report is attached as an Exhibit to this Form 10-D,
         Item 9(b), Exhibit 99.1.

Item 3.  Sales of Securities and Use of Proceeds

         On the closing date of the issuance of the Notes, the Class D Notes were sold to Goldman, Sachs & Co. in a transaction exempt from registration under the Securities Act of 1933, as amended (the "Act") pursuant to Section 4(2) under the Act. The net proceeds from the sale of these Notes were applied by the depositor toward the purchase of the auto loans constituting the pool assets.

PART II - OTHER INFORMATION

Item 9.  Exhibits.

     (a) The following is a list of documents filed as part of this Report on Form 10-D:

         (99.1) Monthly Report distributed to Noteholders of GS Auto Loan
                Trust 2007-1 relating to the July 16, 2007 distribution.

     (b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the Registrant, Goldman Sachs Asset Backed Securities Corp., and the Co-Registrant, GS Auto Loan Trust 2007-1, by its Depositor, Goldman Sachs Asset Backed Securities Corp., have each duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

July 31, 2007                            GOLDMAN SACHS ASSET BACKED
                                         SECURITIES CORP.
                                         (Registrant)

                                         By: /s/ Curtis Probst
                                             -----------------------------------
                                             Name:  Curtis Probst
                                             Title: Vice President

                                         GS AUTO LOAN TRUST 2007-1

                                         By: GOLDMAN SACHS ASSET BACKED
                                             SECURITIES CORP., its Depositor

                                         (Co-Registrant)

                                         By:  /s/ Curtis Probst
                                             -----------------------------------
                                             Name:  Curtis Probst
                                             Title:  Vice President

EXHIBIT INDEX

Exhibit Number    Description

EX-99.1 Monthly report distributed to Noteholders of GS Auto Loan Trust 2007-1 relating to the July 16, 2007 distribution.


                                     EX-99.1

                                                                     Page 1 of 7

                        GS Auto Loan Trust, Series 2007-1
                                  July 16, 2007
                              ****RESTATEMENT****

                                Table of Contents
                                                                           Page
Distribution Report   ...................................................... 2
Factor Report   ............................................................ 2
Aggregate Delinquency Reporting ............................................ 4
Delinquency Trend Report ................................................... 5
Net Loss Ratio Trend ....................................................... 7


 IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE
                           ADMINISTRATOR LISTED BELOW:
                                 Jared Fischer
                     Bank of New York - Structured Finance
                                101 Barclay, 4W,
                            New York, New York 10286
                   Tel: (212) 815-8139 / Fax: (212) 815-2493


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
                                                                     Page 2 of 7

                        GS Auto Loan Trust, Series 2007-1
                                July 16, 2007
                              ****RESTATEMENT****
-----------------------------------------------------------------------------------------------------------------------------------
                             DISTRIBUTION IN DOLLARS
-----------------------------------------------------------------------------------------------------------------------------------
            ORIGINAL         BEGINNING                                                                                 ENDING
            FACE             PRINCIPAL                                                        REALIZED    DEFERRED     PRINCIPAL
CLASS       VALUE            BALANCE          PRINCIPAL        INTEREST           TOTAL         LOSSES    INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
A1        165,110,000.00    165,110,000.00     21,370,016.62       441,140.90     21,811,157.52   0.00     0.00     143,739,983.38
A2        147,144,000.00    147,144,000.00              0.00       374,522.35        374,522.35   0.00     0.00     147,144,000.00
A3        182,194,000.00    182,194,000.00              0.00       463,734.34        463,734.34   0.00     0.00     182,194,000.00
A4        107,961,000.00    107,961,000.00              0.00       279,379.08        279,379.08   0.00     0.00     107,961,000.00
B          24,689,000.00     24,689,000.00              0.00        64,472.58         64,472.58   0.00     0.00      24,689,000.00
C          18,105,000.00     18,105,000.00              0.00        49,074.61         49,074.61   0.00     0.00      18,105,000.00
D          13,167,000.00     13,167,000.00              0.00        43,524.25         43,524.25   0.00     0.00      13,167,000.00
TOTALS    658,370,000.00    658,370,000.00     21,370,016.62     1,715,848.11     23,085,864.73   0.00     0.00     636,999,983.38
-----------------------------------------------------------------------------------------------------------------------------------
CERT                0.00              0.00              0.00             0.00              0.00   0.00     0.00               0.00
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                 FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   CURRENT
                          BEGINNING                                                            ENDING              PASS-THRU
CLASS        CUSIP        PRINCIPAL        PRINCIPAL         INTEREST        TOTAL             PRINCIPAL           RATE
-----------------------------------------------------------------------------------------------------------------------------------
A1     40052MAA2      1,000.00000000      129.42896627      2.67180001    132.10076628       870.57103374          5.343600%
A2     40052MAB0      1,000.00000000        0.00000000      2.54527776      2.54527776     1,000.00000000          5.390000%
A3     40052MAC8      1,000.00000000        0.00000000      2.54527778      2.54527778     1,000.00000000          5.390000%
A4     40052MAD6      1,000.00000000        0.00000000      2.58777781      2.58777781     1,000.00000000          5.480000%
B      40052MAE4      1,000.00000000        0.00000000      2.61138888      2.61138888     1,000.00000000          5.530000%
C      40052MAF1      1,000.00000000        0.00000000      2.71055565      2.71055565     1,000.00000000          5.740000%
D      40052MAG9      1,000.00000000        0.00000000      3.30555556      3.30555556     1,000.00000000          7.000000%
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS                1,000.00000000       32.45897690      2.60620640     35.06518330       967.54102310
-----------------------------------------------------------------------------------------------------------------------------------
Please Note: Current Pass-Thru Rate is the same as the Interest Rate on applicable Notes


                                                                    Page 3 of 7


                        GS Auto Loan Trust, Series 2007-1
                                 July 16, 2007
                              ****RESTATEMENT****
                       ---------------------------------

Beginning Collection Period                                                                      06/01/07
Ending Collection Period                                                                         06/30/07
Beginning Interest Accrual Period                                                                06/01/07
Ending Interest Accrual Period                                                                   06/30/07
Record Date                                                                                      07/13/07
Payment Date                                                                                     07/16/07
Servicing Days in Period                                                                               18

Collections on the Receivables for the Collection Period
Collections of Installment Principal                                                        11,849,294.97
Collections Attributable to Accounts Paid in Full                                            8,923,927.91
Principal Amount of Repurchases                                                                      0.00
Recoveries on Loss Accounts                                                                          0.00
Subtotal Principal                                                                          20,773,222.88
Collections of Interest                                                                      4,435,060.84
Collections of Interest - Repurchased                                                                0.00
Subtotal Interest                                                                            4,435,060.84
Total Collections                                                                           25,208,283.72

Available Funds
Payments Collected Attributed to Principal                                                  11,849,294.97
Accounts Paid in Full                                                                        8,923,927.91
Recoveries on Loss Amounts                                                                           0.00
Repurchased Receivables - Principal Portion                                                          0.00
Payments Collected Attributable to Interest                                                  2,661,036.50
Repurchased Receivables - Interest Portion                                                           0.00
Receivables Servicer Supplement Payment Amount                                                       0.00
Total Available Funds                                                                       23,434,259.38

Pool Information
Beginning Number of Accounts                                                                       42,004
Beginning Pool Balance                                                                     658,370,765.34
Beginning Pool Balance per $1,000 Original Principal Balance                                     1,000.00
Ending Number of Accounts                                                                          41,326
Ending Pool Balance                                                                        637,597,136.68
Ending Pool Balance per $1,000 Original Principal Balance                                          968.45
Weighted Average APR                                                                                7.45%
Weighted Average Remaining Term (months)                                                            56.78


                                                                    Page 4 of 7

                       GS Auto Loan Trust, Series 2007-1
                                 July 16, 2007
                              ****RESTATEMENT****
                       ---------------------------------

Fees
Net Servicing Fee Due                                                                          345,644.65
Net Servicing Fee Due per $1,000 original principal balance                                    0.52500000
Net Servicing Fee Paid                                                                         345,644.65
Net Servicing Fee Paid per $1,000 original principal balance                                   0.52500000
Unpaid Net Servicing Fees                                                                            0.00
Unpaid Servicing Fee Paid per $1,000 original principal balance                                0.00000000
Cumulative Unpaid Net Servicing Fees                                                                 0.00
Cumulative Unpaid Servicing Fee Paid per $1,000 original principal balance                     0.00000000

Owner Trustee Fee                                                                                  833.33

Owner Trustee Fee per $1,000 original principal balance                                        0.00126575
Receivables Servicer Supplement Payment Amount                                                       0.00
Indenture Trustee Fee                                                                            1,916.67
Indenture Trustee Fee per $1,000 original principal balance                                    0.00291123

Current Period Losses
Net Liquidation Losses                                                                              90.82
Cumulative Net Liquidation Losses                                                                   90.82

Current Period Liquidated or Purchased Receivables
Principal Balance of Liquidated/Defaulted Receivables                                               90.82
Principal Balance of Repurchased Receivables                                                         0.00
Other Principal Reductions                                                                         314.96

Delinquency Information

                         Aggregate Delinquency Reporting
                    Number              Principal        Percentage
                                          Balance

31 to 60 Days          354           5,335,730.87             0.84%
61 to 90 Days           64           1,193,003.29             0.19%
91 Plus Days             0                   0.00             0.00%
Total                  418           6,528,734.16             1.02%


                                                                    Page 5 of 7


                        GS Auto Loan Trust, Series 2007-1
                                 July 16, 2007
                              ****RESTATEMENT****
                       ---------------------------------

Repossession Information (Total Inventory)
Number of Receivables as to which vehicles have been Repossessed                                        6
Balance of Receivables as to which vehicles have been Repossessed                               77,294.93

Principal and Interest Detail
First Allocation of Principal                                                                        0.00
First Allocation of Principal per $1,000 original principal balance                            0.00000000
Second Allocation of Principal                                                                       0.00
Second Allocation of Principal per $1,000 original principal balance                           0.00000000
Third Allocation of Principal                                                                7,605,863.32
Third Allocation of Principal per $1,000 original principal balance                           11.55255324
Regular Principal Allocation                                                                13,167,765.34
Regular Principal Allocation per $1,000 original principal balance                            20.00053167
Excess Principal Allocation                                                                    596,387.96
Excess Principal Allocation per $1,000 original principal balance                              0.90585425

Principal Distribution Amounts
Principal Distribution - A-1                                                                21,370,016.62
Principal Distribution - A-2                                                                         0.00
Principal Distribution - A-3                                                                         0.00
Principal Distribution - A-4                                                                         0.00
Principal Distribution - B                                                                           0.00
Principal Distribution - C                                                                           0.00
Principal Distribution - D                                                                           0.00


                                                                    Page 6 of 7


                        GS Auto Loan Trust, Series 2007-1
                                 July 16, 2007
                              ****RESTATEMENT****
                       ---------------------------------

Interest Distribution Amounts
Interest Distribution - A-1                                                                    441,140.90
Interest Carryover Shortfall - A-1                                                                   0.00
Cumulative Interest Carryover Shortfall - A-1                                                        0.00

Interest Distribution - A-2                                                                    374,522.35
Interest Carryover Shortfall - A-2                                                                   0.00
Cumulative Interest Carryover Shortfall - A-2                                                        0.00
Interest Distribution - A-3                                                                    463,734.34
Interest Carryover Shortfall - A-3                                                                   0.00
Cumulative Interest Carryover Shortfall - A-3                                                        0.00

Interest Distribution - A-4                                                                    279,379.08
Interest Carryover Shortfall - A-4                                                                   0.00
Cumulative Interest Carryover Shortfall - A-4                                                        0.00

Interest Distribution - B                                                                       64,472.58
Interest Carryover Shortfall - B                                                                     0.00
Cumulative Interest Carryover Shortfall - B                                                          0.00

Interest Distribution - C                                                                       49,074.61
Interest Carryover Shortfall - C                                                                     0.00
Cumulative Interest Carryover Shortfall - C                                                          0.00


Interest Distribution - D                                                                       43,524.25
Interest Carryover Shortfall - D                                                                     0.00
Cumulative Interest Carryover Shortfall - D                                                          0.00

Overcollateralization Amounts
Overcollateralization Target Amount                                                         12,751,942.73
Ending Overcollateralization Amount                                                            597,153.30

Excess Spread                                                                                  640,317.99

Additional Information
Any Modifications, Extensions or Waivers to Receivables                                                NO
Any Breaches of Receivable represenations, warranties, or transaction covenants                        NO
Any Receivable changes and removals in connection with repurchases                                     NO


                                                                    Page 7 of 7

                        GS Auto Loan Trust, Series 2007-1
                                 July 16, 2007
                              ****RESTATEMENT****
                       ---------------------------------

Three-Month Annualized Net Loss Ratio
Net Liquidation Losses                                                                              90.82
Ending Pool Balance                                                                        637,597,136.68
Current Monthly Net Loss Ratio                                                                    0.0000%
Prior Monthly Net Loss Ratio                                                                      0.0000%
Second Prior Monthly Net Loss Ratio                                                               0.0000%
Three-Month Annualized Net Loss Ratio                                                             0.0000%


Copyright 2007 Bank of New York & Co. All rights reserved.
